Note 1 - Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 42-1039071 002 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]

NOTE 1 - DESCRIPTION OF PLAN

The Ames National Corporation 401(k) Plan (the Plan), is sponsored by Ames National Corporation and its subsidiaries: First National Bank, Ames, Iowa; Boone Bank & Trust Co., Boone, Iowa; Reliance State Bank, Story City, Iowa; State Bank & Trust Co., Nevada, Iowa; United Bank & Trust Co., Marshalltown, Iowa; and Iowa State Savings Bank, Creston, Iowa (collectively, the Companies). The Vanguard Fiduciary Trust Company (“Trustee”) is the Plan Trustee and a party-in-interest to the Plan. The Vanguard Group is the Plan’s administrative record keeper. The following description of the Plan provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.

General and eligibility

The Plan is a defined contribution plan covering employees of the Companies with an original effective date of January 1, 1971. The Plan: (a) allows new employees and existing employees turning age 21 to begin making salary deferral contributions to the Plan and the corresponding employer matching contribution without a waiting period, (b) has automatic enrollment for new employees and existing employees turning age 21, and (c) limits participant notes receivable to two notes per employee.

Employees are eligible to begin making salary deferral contributions to the Plan upon commencement of employment and will also be eligible for employer matching contributions for employees ages 21 or older.

Participants are automatically enrolled in the Plan at a rate of 3% of their compensation unless the participant opts out of automatic enrollment or until the participant changes their elections. The Vanguard Target Retirement Date Trusts are the qualified default investment alternatives. The plan advisory committee determines the appropriateness of investments offered in the Plan.

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).

Contributions

Participants may contribute up to 100% of their annual compensation as defined by the Plan subject to the Internal Revenue Service limitations. The Plan provides a matching contribution up to 6% of the participants’ compensation. Participants may also contribute amounts representing distributions from other qualified defined benefit, contribution plans or rollovers. Additionally, each participant age 50 or older may elect to make catch up contributions subject to certain limitations of the Internal Revenue Service. All Plan investments were participant-directed into investment options offered by the Plan.

Participant accounts

Each participant’s account is credited with (a) the participant’s contribution, (b) the Companies’ matching contribution, and (c) Plan earnings or losses and charged with benefit payments. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are immediately vested in their voluntary contributions and the Companies’ matching contributions and earnings thereon.

Payment of benefits

On termination of service due to death, disability, retirement or any other reason, a participant or their beneficiaries may elect to receive an amount equal to the value of the participant’s vested interest in his or her account in a lump sum amount. The Plan allows for in-service distributions when a participant reaches age 59 1/2.

Notes receivable from participants

Participants may borrow from their fund accounts up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Notes receivable from participants at December 31, 2025, mature through 2033 and the interest rates (as determined by the Plan Administrator) are 4.25% to 9.5%. Principal and interest are paid ratably through payroll deductions, generally, over five years. However, repayment of notes receivable from participants for the purchase of a primary residence may exceed five years, but no longer than ten years. The notes receivable from participants are secured by the balance in the participants’ account.

Subsequent events

In preparing the Plan's financial statements, Plan management has evaluated all subsequent events and transactions for potential recognition or disclosure through the date of filing these financial statements with the SEC.

Rollover Contributions

An aggregate of $173,248 and $407,808 was rolled into the Plan during the years ended December 31, 2025 and 2024, respectively. The rollover contributions in the statements of changes in net assets available for benefits are generally considered to be normal rollover activity during the year.